Matthews India Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 103.1%

	Shares	Value

FINANCIALS: 33.8%
Banks: 21.7%

HDFC Bank, Ltd.	2,668,055	$57,038,369

ICICI Bank, Ltd.	4,416,280	41,498,521

Kotak Mahindra Bank, Ltd.	1,064,299	28,642,879

Axis Bank, Ltd.[b]	2,163,455	22,179,470

Bandhan Bank, Ltd.[c,d]	5,196,478	19,677,919

IndusInd Bank, Ltd.	596,581	8,857,928

		177,895,086

Consumer Finance: 9.2%
Bajaj Finance, Ltd.	356,578	36,691,308

Shriram City Union Finance, Ltd.	1,100,949	30,157,348

Cholamandalam Investment and Finance Co., Ltd.	1,067,759	8,060,641

		74,909,297

Thrifts & Mortgage Finance: 2.9%
Housing Development Finance Corp., Ltd.	645,218	23,845,902

Total Financials		276,650,285

INFORMATION TECHNOLOGY: 19.2%
IT Services: 18.0%
Infosys, Ltd.	2,283,502	51,196,640

Tata Consultancy Services, Ltd.	706,853	35,822,080

HCL Technologies, Ltd.	1,259,977	21,610,432

Tech Mahindra, Ltd.	760,446	14,078,923
Larsen & Toubro Infotech, Ltd.[c,d]	159,450	12,329,338

Mindtree, Ltd.	218,694	12,315,168

		147,352,581

Software: 1.2%
Birlasoft, Ltd.	1,782,699	9,763,146

Total Information Technology		157,115,727

CONSUMER STAPLES: 10.0%
Food & Staples Retailing: 3.1%
Avenue Supermarts, Ltd.[b,c,d]	438,383	25,024,112

Food Products: 2.3%
Zydus Wellness, Ltd.	583,249	18,556,284

Personal Products: 1.9%
Dabur India, Ltd.	1,912,658	15,870,896

Household Products: 1.5%
Hindustan Unilever, Ltd.	337,060	12,256,246

Tobacco: 1.2%
VST Industries, Ltd.	215,276	9,823,493

Total Consumer Staples		81,531,031

CONSUMER DISCRETIONARY: 9.3%
Household Durables: 2.3%
Crompton Greaves Consumer Electricals, Ltd.	2,148,828	13,845,154

Whirlpool of India, Ltd.	172,707	5,302,695

		19,147,849

Auto Components: 1.7%
Bosch, Ltd.	52,627	10,936,232

	Shares	Value

Suprajit Engineering, Ltd.	674,985	$2,912,817

		13,849,049

Automobiles: 1.7%
Maruti Suzuki India, Ltd.	138,184	13,629,616

Multiline Retail: 1.4%
Trent, Ltd.	802,019	11,040,174

Textiles, Apparel & Luxury Goods: 0.9%
Vaibhav Global, Ltd.	757,413	7,117,717

Internet & Direct Marketing Retail: 0.7%
Zomato, Ltd.[b]	1,780,740	3,277,075

Cartrade Tech, Ltd.[b]	162,234	2,701,660

		5,978,735

Hotels, Restaurants & Leisure: 0.6%
Burger King India, Ltd.[b]	2,306,946	5,025,396

Total Consumer Discretionary		75,788,536

ENERGY: 8.4%
Oil, Gas & Consumable Fuels: 8.4%
Reliance Industries, Ltd.	1,924,028	65,118,365

Reliance Industries, Ltd. - partially paid	141,310	3,542,105

Total Energy		68,660,470

INDUSTRIALS: 7.8%
Machinery: 4.7%
Ashok Leyland, Ltd.	7,306,502	13,092,873

Cummins India, Ltd.	629,639	8,388,780

Carborundum Universal, Ltd.	590,474	7,021,785

Greaves Cotton, Ltd.	3,165,723	5,817,491

AIA Engineering, Ltd.	155,767	4,096,453

		38,417,382

Professional Services: 0.9%
Quess Corp., Ltd.[c,d]	616,586	7,563,015

Transportation Infrastructure: 0.8%
Gujarat Pipavav Port, Ltd.	4,175,130	6,192,707

Electrical Equipment: 0.7%
ABB India, Ltd.	240,745	6,046,567

Trading Companies & Distributors: 0.7%
IndiaMart InterMesh, Ltd.[c,d]	51,020	5,729,200

Total Industrials		63,948,871

HEALTH CARE: 6.3%
Pharmaceuticals: 3.5%
Laurus Labs, Ltd.[c,d]	2,023,190	16,693,110

Neuland Laboratories, Ltd.	400,066	8,385,069

Natco Pharma, Ltd.	318,811	3,816,674

		28,894,853

Health Care Providers & Services: 1.2%
Metropolis Healthcare, Ltd.[c,d]	261,249	9,476,102

matthewsasia.com | 800.789.ASIA	1

Matthews India Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Thyrocare Technologies, Ltd.[c,d]	16,039	$250,842

		9,726,944

Life Sciences Tools & Services: 0.9%
Divi’s Laboratories, Ltd.	115,806	7,477,047

Health Care Equipment & Supplies: 0.7%
Poly Medicure, Ltd.	447,801	5,573,353

Total Health Care		51,672,197

MATERIALS: 4.9%
Chemicals: 2.9%
Pidilite Industries, Ltd.	314,652	10,075,774

Asian Paints, Ltd.	170,548	7,434,338

PI Industries, Ltd.	147,660	6,305,522

		23,815,634

Construction Materials: 2.0%
Ramco Cements, Ltd.	662,873	8,778,067

Ambuja Cements, Ltd.	1,334,962	7,174,296

		15,952,363

Total Materials		39,767,997

COMMUNICATION SERVICES: 3.4%
Interactive Media & Services: 3.4%
Info Edge India, Ltd.	316,811	27,345,261

Total Communication Services		27,345,261

TOTAL COMMON EQUITIES		842,480,375

(Cost $551,602,384)

NON-CONVERTIBLE CORPORATE BONDS: 0.0%
	Face Amount	Value

CONSUMER STAPLES: 0.0%
Food Products: 0.0%
Britannia Industries, Ltd. 5.500%, 06/03/2024	INR 1,996,476	27,053

Total Consumer Staples		27,053

TOTAL NON-CONVERTIBLE CORPORATE BONDS		27,053

(Cost $27,435)

Value

TOTAL INVESTMENTS: 103.1%	$842,507,428

(Cost $551,629,819)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (3.1%)	(24,936,649)

NET ASSETS: 100.0%	$817,570,779

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $96,743,638, which is 11.83% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

INR	Indian Rupee

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS